Disclosure of detailed information about exploration assets explanatory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Exploration and evaluation assets, beginning of period	$ 9,551,099	$ 9,581,070	$ 10,597,994
Additions	58,568	93,383	141,960
Impairment	(9,352,640)	0	0
Foreign exchange translation	827,470	(123,354)	(1,158,884)
Exploration and evaluation assets, end of period	$ 1,084,497	$ 9,551,099	$ 9,581,070